Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

8 Right-of-use assets and lease liabilities

As of December 31, 2024, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Motor vehicles	7 to 8 years
Corporate office premises	0.5 year

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8 Right-of-use assets and lease liabilities (cont’d)

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	228,450	136,970	100,256
Lease liabilities
Current	93,000	85,582	62,642
Non-current	98,876	13,294	9,731
	191,876	98,876	72,373

(b) A summary of lease cost recognized in the Company’s consolidated statements of income is as follows:

	For the years ended December 31,
	2023	2024	2024
	S$	S$	US$

Amortization charge of right-of-use assets	76,310	91,480	66,959
Interest of lease liabilities	14,259	11,208	8,204